Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenues	$ 101,392,706	$ 111,186,661	$ 112,047,140
Cost Of Sales	(53,322,891)	(57,585,906)	(49,441,324)
Administrative and selling expenses	(7,467,141)	(8,087,079)	(8,740,168)
Administrative And Selling Expenses	7,467,141	8,087,079	8,740,168
Other Operating Income	35,913,509	21,269,586	41,452,962
Other Operating Expenses	(602,151)	(1,573,218)	(1,343,937)
Impairment Of Property, Plant And Equipment And Intangible Assets	(14,023,567)	(15,125,724)	(11,808,900)
Operating Income	61,890,465	50,084,320	82,165,773
Other (expenses) Income (4)	(42,812,490)	(51,346,313)	(61,707,762)
Net Income (loss) For The Segment	19,077,975	(1,261,993)	20,458,011
Share In The Net Income For The Segment	19,077,975	(1,261,993)	20,458,011
Other Operating Income	(35,913,509)	(21,269,586)	(41,452,962)
Electric Power Generation from Conventional Sources
Statement [Line Items]
Revenues	80,676,265	86,295,219	87,415,727
Cost Of Sales	(44,936,903)	(49,060,790)	(41,752,822)
Administrative and selling expenses	(6,764,320)	(7,035,993)	(7,513,849)
Administrative And Selling Expenses	6,764,320	7,035,993	7,513,849
Other Operating Income	34,097,252	20,407,331	40,168,359
Other Operating Expenses	(594,178)	(1,593,813)	(948,453)
Impairment Of Property, Plant And Equipment And Intangible Assets	(5,970,504)	(15,125,724)	(11,808,900)
Operating Income	56,507,612	33,886,230	65,560,062
Other (expenses) Income (4)	(54,469,248)	(45,560,031)	(47,890,568)
Net Income (loss) For The Segment	2,038,364	(11,673,801)	17,669,494
Share In The Net Income For The Segment	2,038,364	(11,673,801)	17,669,494
Other Operating Income	(34,097,252)	(20,407,331)	(40,168,359)
Electric Power Generation from Renewable Resources
Statement [Line Items]
Revenues	18,261,198	22,101,809	21,180,050
Cost Of Sales	(6,486,559)	(6,581,565)	(5,542,540)
Administrative and selling expenses	(702,821)	(1,051,086)	(1,226,319)
Administrative And Selling Expenses	702,821	1,051,086	1,226,319
Other Operating Income	1,771,992	823,626	1,284,603
Other Operating Expenses	(7,813)	20,595	(380,641)
Impairment Of Property, Plant And Equipment And Intangible Assets	(8,053,063)	0	0
Operating Income	4,782,934	15,313,379	15,315,153
Other (expenses) Income (4)	(296,049)	(4,269,783)	(13,689,301)
Net Income (loss) For The Segment	4,486,885	11,043,596	1,625,852
Share In The Net Income For The Segment	4,486,885	11,043,596	1,625,852
Other Operating Income	(1,771,992)	(823,626)	(1,284,603)
Natural Gas Transport and Distribution (1) (2)
Statement [Line Items]
Revenues	53,026,157	59,960,850	84,674,960
Cost Of Sales	(43,060,520)	(46,179,641)	(69,274,477)
Administrative and selling expenses	(9,310,387)	(12,106,790)	(18,477,966)
Administrative And Selling Expenses	9,310,387	12,106,790	18,477,966
Other Operating Income	1,366,613	1,959,395	2,346,097
Other Operating Expenses	(471,091)	(453,332)	(631,599)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	1,550,772	3,180,482	(1,362,985)
Other (expenses) Income (4)	(4,035,737)	(8,772,675)	(306,482)
Net Income (loss) For The Segment	(2,484,965)	(5,592,193)	(1,669,467)
Share In The Net Income For The Segment	290,071	(939,071)	514,046
Other Operating Income	(1,366,613)	(1,959,395)	(2,346,097)
Other
Statement [Line Items]
Revenues	1,752,484	3,410,912	5,186,557
Cost Of Sales	(1,476,289)	(2,910,682)	(4,202,050)
Administrative and selling expenses	0	0	0
Administrative And Selling Expenses	0	0	0
Other Operating Income	44,265	38,630	2,482
Other Operating Expenses	(160)	0	(14,843)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	320,300	538,860	972,146
Other (expenses) Income (4)	11,939,140	(344,818)	(148,720)
Net Income (loss) For The Segment	12,259,440	194,042	823,426
Share In The Net Income For The Segment	12,262,655	307,283	648,619
Other Operating Income	(44,265)	(38,630)	(2,482)
Adjustments and Eliminations
Statement [Line Items]
Revenues	(52,323,398)	(60,582,129)	(86,410,154)
Cost Of Sales	42,637,380	47,146,772	71,330,565
Administrative and selling expenses	(9,310,387)	(12,106,790)	(18,477,966)
Administrative And Selling Expenses	9,310,387	12,106,790	18,477,966
Other Operating Income	1,366,613	1,959,396	2,348,579
Other Operating Expenses	471,091	453,332	631,599
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	(1,271,153)	(2,834,631)	1,681,397
Other (expenses) Income (4)	4,049,404	7,600,994	327,309
Net Income (loss) For The Segment	2,778,251	4,766,363	2,008,706
Share In The Net Income For The Segment	0	0	0
Other Operating Income	$ (1,366,613)	$ (1,959,396)	$ (2,348,579)